Schedule of Investments (unaudited)
June 30, 2025
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.5%
Communication Services — 4.7%
Diversified Telecommunication Services — 2.4%
Deutsche Telekom AG, Registered Shares	89,991	$3,293,995 (a)
Koninklijke KPN NV	260,018	1,268,417 (a)
Telefonica SA	239,181	1,258,829 (a)
Telenor ASA	67,198	1,046,421 (a)
Total Diversified Telecommunication Services		6,867,662
Entertainment — 1.9%
Konami Group Corp.	13,600	2,150,184 (a)
Sea Ltd., ADR	12,929	2,067,864 *
Spotify Technology SA	1,802	1,382,747 *
Total Entertainment		5,600,795
Interactive Media & Services — 0.4%
Auto Trader Group PLC	107,101	1,213,111 (a)

Total Communication Services		13,681,568
Consumer Discretionary — 11.2%
Automobile Components — 0.5%
Continental AG	17,478	1,525,440 (a)
Automobiles — 1.8%
Isuzu Motors Ltd.	32,300	409,174 (a)
Mercedes-Benz Group AG	25,157	1,465,651 (a)
Subaru Corp.	84,900	1,471,860 (a)
Toyota Motor Corp.	104,200	1,794,636 (a)
Total Automobiles		5,141,321
Broadline Retail — 0.7%
Next PLC	12,133	2,072,243 (a)
Diversified Consumer Services — 0.3%
Pearson PLC	53,537	788,654 (a)
Hotels, Restaurants & Leisure — 0.9%
Aristocrat Leisure Ltd.	30,736	1,316,877 (a)
InterContinental Hotels Group PLC	11,169	1,277,010 (a)
Total Hotels, Restaurants & Leisure		2,593,887
Household Durables — 1.9%
Panasonic Holdings Corp.	143,900	1,539,633 (a)
Sony Group Corp.	148,800	3,868,848 (a)
Total Household Durables		5,408,481
Leisure Products — 0.6%
Bandai Namco Holdings Inc.	52,700	1,888,727 (a)
Specialty Retail — 0.5%
Industria de Diseno Textil SA	28,806	1,502,716 (a)
Textiles, Apparel & Luxury Goods — 4.0%
adidas AG	8,030	1,874,442 (a)
Asics Corp.	73,400	1,871,728 (a)
Cie Financiere Richemont SA, Registered Shares	11,197	2,118,840 (a)
Hermes International SCA	1,024	2,775,927 (a)
LVMH Moet Hennessy Louis Vuitton SE	2,394	1,252,972 (a)
See Notes to Schedule of Investments.

Franklin International Equity Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Textiles, Apparel & Luxury Goods — continued
Pandora A/S	10,516	$1,852,871 (a)
Total Textiles, Apparel & Luxury Goods		11,746,780

Total Consumer Discretionary		32,668,249
Consumer Staples — 9.8%
Beverages — 0.8%
Coca-Cola HBC AG	34,115	1,782,258 (a)
Kirin Holdings Co. Ltd.	38,400	538,123 (a)
Total Beverages		2,320,381
Consumer Staples Distribution & Retail — 2.8%
Carrefour SA	79,139	1,116,353 (a)
Empire Co. Ltd., Class A Shares	39,300	1,630,874
George Weston Ltd.	2,433	487,958
Koninklijke Ahold Delhaize NV	51,409	2,147,172 (a)
Loblaw Cos. Ltd.	4,353	720,039
Marks & Spencer Group PLC	220,888	1,075,067 (a)
Tesco PLC	183,040	1,009,196 (a)
Total Consumer Staples Distribution & Retail		8,186,659
Food Products — 3.0%
Associated British Foods PLC	24,610	695,340 (a)
Kerry Group PLC, Class A Shares	11,954	1,320,754 (a)
Nestle SA, Registered Shares	53,778	5,346,952 (a)
WH Group Ltd.	1,547,500	1,491,468 (a)
Total Food Products		8,854,514
Personal Care Products — 2.7%
Kao Corp.	38,600	1,729,496 (a)
L’Oreal SA	6,046	2,589,825 (a)
Unilever PLC	56,797	3,466,109 (a)
Total Personal Care Products		7,785,430
Tobacco — 0.5%
Imperial Brands PLC	38,286	1,512,686 (a)

Total Consumer Staples		28,659,670
Energy — 3.2%
Oil, Gas & Consumable Fuels — 3.2%
ENEOS Holdings Inc.	194,800	965,591 (a)
Equinor ASA	40,574	1,024,658 (a)
Idemitsu Kosan Co. Ltd.	150,800	914,509 (a)
Inpex Corp.	63,000	884,342 (a)
MEG Energy Corp.	35,300	666,986
Shell PLC	43,637	1,522,475 (a)
TotalEnergies SE	54,285	3,318,044 (a)

Total Energy		9,296,605
Financials — 21.7%
Banks — 12.1%
AIB Group PLC	223,520	1,844,677 (a)
Banco de Sabadell SA	455,707	1,450,767 (a)
Banco Santander SA	424,635	3,516,351 (a)
Barclays PLC	482,195	2,228,113 (a)
See Notes to Schedule of Investments.

Franklin International Equity Fund 2025 Quarterly Report

 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
BNP Paribas SA	29,524	$2,648,353 (a)
Commonwealth Bank of Australia	21,111	2,569,383 (a)
DNB Bank ASA	48,257	1,334,527 (a)
HSBC Holdings PLC	375,579	4,543,075 (a)
ING Groep NV	97,206	2,130,531 (a)
Intesa Sanpaolo SpA	433,505	2,497,167 (a)
Lloyds Banking Group PLC	494,943	520,442 (a)
Mitsubishi UFJ Financial Group Inc.	41,800	569,884 (a)
NatWest Group PLC	332,395	2,334,395 (a)
Standard Chartered PLC	98,249	1,625,878 (a)
Sumitomo Mitsui Financial Group Inc.	43,800	1,102,926 (a)
UniCredit SpA	51,814	3,475,858 (a)
Westpac Banking Corp.	51,751	1,153,350 (a)
Total Banks		35,545,677
Capital Markets — 2.8%
3i Group PLC	43,793	2,478,343 (a)
Deutsche Bank AG, Registered Shares	96,636	2,864,816 (a)
Onex Corp.	9,616	791,594
Singapore Exchange Ltd.	112,400	1,316,117 (a)
UBS Group AG, Registered Shares	21,485	729,454 (a)
Total Capital Markets		8,180,324
Financial Services — 0.8%
EXOR NV	16,398	1,655,338 (a)
Investor AB, Class B Shares	20,601	610,477 (a)
Total Financial Services		2,265,815
Insurance — 6.0%
Aegon Ltd.	203,375	1,473,800 (a)
AIA Group Ltd.	52,200	472,851 (a)
Allianz SE, Registered Shares	9,184	3,727,175 (a)
Dai-ichi Life Holdings Inc.	242,300	1,842,112 (a)
Japan Post Holdings Co. Ltd.	71,600	663,175 (a)
Japan Post Insurance Co. Ltd.	42,100	953,155 (a)
MS&AD Insurance Group Holdings Inc.	70,300	1,571,599 (a)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,230	2,097,350 (a)
NN Group NV	22,021	1,465,257 (a)
Sompo Holdings Inc.	49,900	1,503,727 (a)
Suncorp Group Ltd.	129,052	1,839,203 (a)
Total Insurance		17,609,404

Total Financials		63,601,220
Health Care — 11.1%
Biotechnology — 0.3%
Genmab A/S	3,774	783,741 *(a)
Health Care Equipment & Supplies — 0.8%
Hoya Corp.	6,600	783,830 (a)
Olympus Corp.	61,000	724,577 (a)
Sonova Holding AG, Registered Shares	2,806	836,821 (a)
Total Health Care Equipment & Supplies		2,345,228
See Notes to Schedule of Investments.

Franklin International Equity Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Providers & Services — 0.1%
Fresenius SE & Co. KGaA	7,917	$398,405 (a)
Health Care Technology — 0.3%
Pro Medicus Ltd.	5,136	961,124 (a)
Pharmaceuticals — 9.6%
AstraZeneca PLC	14,316	1,992,346 (a)
Chugai Pharmaceutical Co. Ltd.	35,200	1,838,067 (a)
Daiichi Sankyo Co. Ltd.	55,900	1,295,097 (a)
GSK PLC	132,826	2,532,523 (a)
Hikma Pharmaceuticals PLC	24,270	662,305 (a)
Ipsen SA	5,750	684,927 (a)
Novartis AG, Registered Shares	42,220	5,124,542 (a)
Novo Nordisk A/S, Class B Shares	48,996	3,395,131 (a)
Otsuka Holdings Co. Ltd.	21,900	1,085,787 (a)
Roche Holding AG	15,476	5,051,674 (a)
Sanofi SA	28,091	2,719,594 (a)
Shionogi & Co. Ltd.	86,200	1,551,797 (a)
Total Pharmaceuticals		27,933,790

Total Health Care		32,422,288
Industrials — 17.6%
Aerospace & Defense — 3.4%
Airbus SE	2,901	606,891 (a)
BAE Systems PLC	105,642	2,741,715 (a)
Leonardo SpA	36,456	2,057,098 (a)
Rolls-Royce Holdings PLC	251,608	3,334,472 (a)
Safran SA	3,710	1,209,921 (a)
Total Aerospace & Defense		9,950,097
Building Products — 1.6%
Cie de Saint-Gobain SA	23,061	2,709,097 (a)
Geberit AG, Registered Shares	2,317	1,824,741 (a)
Total Building Products		4,533,838
Commercial Services & Supplies — 0.4%
Brambles Ltd.	76,594	1,182,902 (a)
Construction & Engineering — 1.7%
ACS Actividades de Construccion y Servicios SA	27,268	1,895,333 (a)
Bouygues SA	35,296	1,596,252 (a)
Eiffage SA	10,904	1,532,157 (a)
Total Construction & Engineering		5,023,742
Electrical Equipment — 1.1%
ABB Ltd., Registered Shares	37,429	2,243,077 (a)
Schneider Electric SE	3,809	1,022,659 (a)
Total Electrical Equipment		3,265,736
Industrial Conglomerates — 1.5%
Hitachi Ltd.	109,900	3,194,172 (a)
Siemens AG, Registered Shares	4,951	1,271,705 (a)
Total Industrial Conglomerates		4,465,877
Machinery — 4.3%
Atlas Copco AB, Class A Shares	54,912	887,708 (a)
See Notes to Schedule of Investments.

Franklin International Equity Fund 2025 Quarterly Report

 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
GEA Group AG	22,198	$1,556,082 (a)
Knorr-Bremse AG	11,472	1,112,749 (a)
Makita Corp.	42,600	1,311,993 (a)
Mitsubishi Heavy Industries Ltd.	117,300	2,935,361 (a)
Rational AG	846	710,892 (a)
Schindler Holding AG	4,161	1,549,432 (a)
Wartsila oyj Abp	57,277	1,353,706 (a)
Yangzijiang Shipbuilding Holdings Ltd.	632,000	1,102,903 (a)
Total Machinery		12,520,826
Marine Transportation — 0.5%
A.P. Moller - Maersk A/S, Class B Shares	811	1,508,216 (a)
Professional Services — 2.2%
Recruit Holdings Co. Ltd.	39,300	2,311,101 (a)
RELX PLC	51,066	2,767,659 (a)
Wolters Kluwer NV	7,500	1,254,286 (a)
Total Professional Services		6,333,046
Trading Companies & Distributors — 0.3%
Mitsubishi Corp.	48,900	977,114 (a)
Transportation Infrastructure — 0.6%
Aena SME SA	66,420	1,773,001 (a)

Total Industrials		51,534,395
Information Technology — 8.8%
Electronic Equipment, Instruments & Components — 0.8%
TDK Corp.	96,300	1,124,067 (a)
Yokogawa Electric Corp.	50,500	1,349,050 (a)
Total Electronic Equipment, Instruments & Components		2,473,117
IT Services — 0.3%
Wix.com Ltd.	5,856	927,942 *
Semiconductors & Semiconductor Equipment — 4.0%
Advantest Corp.	29,500	2,186,866 (a)
ASML Holding NV	8,016	6,423,516 (a)
Tokyo Electron Ltd.	15,600	2,987,548 (a)
Total Semiconductors & Semiconductor Equipment		11,597,930
Software — 3.4%
Check Point Software Technologies Ltd.	9,460	2,093,025 *
Sage Group PLC	82,683	1,419,899 (a)
SAP SE	20,770	6,351,040 (a)
Total Software		9,863,964
Technology Hardware, Storage & Peripherals — 0.3%
Ricoh Co. Ltd.	94,600	892,778 (a)

Total Information Technology		25,755,731
Materials — 5.2%
Chemicals — 1.2%
Air Liquide SA	4,607	949,969 (a)
Asahi Kasei Corp.	74,100	527,501 (a)
Givaudan SA, Registered Shares	217	1,052,347 (a)
See Notes to Schedule of Investments.

Franklin International Equity Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
Nitto Denko Corp.	59,300	$1,145,170 (a)
Total Chemicals		3,674,987
Construction Materials — 0.9%
Heidelberg Materials AG	11,480	2,703,503 (a)
Metals & Mining — 3.1%
BHP Group Ltd.	75,284	1,811,152 (a)
BlueScope Steel Ltd.	56,538	861,556 (a)
Dundee Precious Metals Inc.	88,358	1,419,698
Evraz PLC	161,909	0 *(a)(b)(c)
Fortescue Ltd.	92,453	929,359 (a)
Kinross Gold Corp.	99,400	1,553,319
OceanaGold Corp.	73,733	1,040,682
Rio Tinto PLC	24,160	1,406,211 (a)
Total Metals & Mining		9,021,977

Total Materials		15,400,467
Real Estate — 1.1%
Real Estate Management & Development — 0.8%
CK Asset Holdings Ltd.	63,500	280,595 (a)
Daiwa House Industry Co. Ltd.	30,900	1,061,811 (a)
Mitsubishi Estate Co. Ltd.	46,600	873,616 (a)
Total Real Estate Management & Development		2,216,022
Retail REITs — 0.3%
Klepierre SA	24,915	985,122 (a)

Total Real Estate		3,201,144
Utilities — 4.1%
Electric Utilities — 1.6%
Endesa SA	38,919	1,232,762
Iberdrola SA	176,227	3,390,261 (a)
Total Electric Utilities		4,623,023
Gas Utilities — 0.8%
Osaka Gas Co. Ltd.	43,300	1,110,642 (a)
Tokyo Gas Co. Ltd.	42,500	1,413,639 (a)
Total Gas Utilities		2,524,281
Independent Power and Renewable Electricity Producers — 0.4%
RWE AG	26,325	1,100,074 (a)
Multi-Utilities — 1.3%
Centrica PLC	795,148	1,764,253 (a)
Engie SA	82,966	1,949,934 (a)
Total Multi-Utilities		3,714,187

Total Utilities		11,961,565
Total Investments before Short-Term Investments (Cost — $228,188,664)		288,182,902
See Notes to Schedule of Investments.

Franklin International Equity Fund 2025 Quarterly Report

 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 1.1%
Invesco Treasury Portfolio, Institutional Class (Cost — $3,248,291)	4.226%	3,248,291	$3,248,291 (d)
Total Investments — 99.6% (Cost — $231,436,955)			291,431,193
Other Assets in Excess of Liabilities — 0.4%			1,231,015
Total Net Assets — 100.0%			$292,662,208

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
At June 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI EAFE Index	17	9/25	$2,266,214	$2,279,445	$13,231
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin International Equity Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin International Equity Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$3,450,611	$10,230,957	—	$13,681,568
Consumer Staples	2,838,871	25,820,799	—	28,659,670
Energy	666,986	8,629,619	—	9,296,605
Financials	791,594	62,809,626	—	63,601,220
Information Technology	3,020,967	22,734,764	—	25,755,731
Materials	4,013,699	11,386,768	$0 **	15,400,467
Utilities	1,232,762	10,728,803	—	11,961,565
Other Common Stocks	—	119,826,076	—	119,826,076
Total Long-Term Investments	16,015,490	272,167,412	0 **	288,182,902
Short-Term Investments†	3,248,291	—	—	3,248,291
Total Investments	$19,263,781	$272,167,412	$0 **	$291,431,193
Other Financial Instruments:
Futures Contracts††	$13,231	—	—	$13,231
Total	$19,277,012	$272,167,412	$0 **	$291,444,424

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
**	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin International Equity Fund 2025 Quarterly Report